Parent company only condensed financial information - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 57,802	¥ 377,160	$ 15,748	¥ 102,755	¥ 457,442	¥ 370,891
Prepayments and other current assets	10,141	66,160		78,330
Total current assets	110,485	720,901		1,159,856
Non-current assets:
Long-term investments	18,571	121,179		108,603	58,038
Total non-current assets	39,478	257,603		400,743
TOTAL ASSETS	149,963	978,504		1,560,599
Current liabilities:
Accrued expenses and other liabilities	9,158	59,754		157,945
Total current liabilities	79,939	521,605		1,081,588
Non- current liabilities
Total non-current liabilities	62,659	408,849		120,291
TOTAL LIABILITIES	142,598	930,454		1,201,879
Commitments and contingencies (Note 26)
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	304,336	1,985,792		1,977,365
Accumulated other comprehensive income	3,052	19,913		42,890
Accumulated deficit	(330,372)	(2,155,679)		(1,860,640)
Total shareholders' equity (deficit)	(18,227)	(118,937)		189,528
TOTAL LIABILITIES AND EQUITY	149,963	978,504		1,560,599
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 36	¥ 232		¥ 212
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	247,852,996	247,852,996	244,499,207	244,499,207
Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 6	¥ 42		¥ 42
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520
Parent Company
Current assets:
Cash and cash equivalents	$ 531	¥ 3,467	$ 1,166	¥ 7,608	¥ 69,194	¥ 182,307
Prepayments and other current assets	54	352		224
Amounts due from subsidiaries of the Company	46,865	305,780		631,080
Total current assets	47,450	309,599		638,912
Non-current assets:
Long-term investments | ¥				13,445
Total non-current assets | ¥				13,445
TOTAL ASSETS	47,450	309,599		652,357
Current liabilities:
Amounts due to subsidiaries of the Company	63,690	415,572		444,316
Accrued expenses and other liabilities	1,841	12,010		10,531
Total current liabilities	65,531	427,582		454,847
Non- current liabilities
Consideration payable for acquisition	146	954		7,982
Total non-current liabilities	146	954		7,982
TOTAL LIABILITIES	65,677	428,536		462,829
Commitments and contingencies (Note 26)
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	304,336	1,985,792		1,977,365
Accumulated other comprehensive income	3,052	19,913		42,890
Accumulated deficit	(325,657)	(2,124,916)		(1,830,981)
Total shareholders' equity (deficit)	(18,227)	(118,937)		189,528
TOTAL LIABILITIES AND EQUITY	47,450	309,599		652,357
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 36	¥ 232		¥ 212
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	247,852,996	247,852,996	244,499,207	244,499,207
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 6	¥ 42		¥ 42
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520